Consolidated Statements of Operations (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Net operating revenues	$ 51,472	$ 59,470
Costs and expenses:
Costs of operations	42,687	49,598
Depreciation and amortization expense	2,155	1,636
Selling, general and administrative expenses	8,026	7,965
Operating income (loss)	(1,396)	271
Other income (expense):
Interest expense	(58)	(22)
Interest income	1	1
Other income, net	268	285
Income (loss) before income taxes	(1,185)	535
Provision for income taxes	73	97
Net income (loss)	(1,258)	438
Less net loss attributable to non-controlling interest in subsidiary	(178)
Net income (loss) of Avalon Holdings Corporation common shareholders	$ (1,080)	$ 438
Income (loss) per share attributable to Avalon Holdings Corporation common shareholders:
Basic net income (loss) per share (in Dollars per share)	$ (0.28)	$ 0.12
Dilutive net income (loss) per share (in Dollars per share)	$ (0.28)	$ 0.11
Weighted average shares outstanding - basic (in Shares)	3,803,331	3,803,331
Weighted average shares outstanding - diluted (in Shares)	3,803,000	4,089,679